Average Annual Total Returns - AZL MSCI Emerging Markets Equity Index Fund	Apr. 30, 2021
MSCIEmergingMarketsIndex [Member]
Average Annual Return:
1 Year	18.69%	[1]
5 Years	13.22%	[1]
10 Years	4.00%	[1]
AZL MSCI Emerging Markets Equity Index Fund Class 2
Average Annual Return:
1 Year	16.92%
5 Years	11.70%
10 Years	3.48%
AZL MSCI Emerging Markets Equity Index Fund Class 1
Average Annual Return:
1 Year	17.26%
5 Years	12.00%
10 Years	3.75%

[1]	Reflects no deduction for fees, expenses, or taxes.